Short-term loan	12 Months Ended
Dec. 31, 2023
Short-term loan
Short-term loan

12. Short-term loans

The short-term loans as of December 31, 2022 and 2023 were as follows:

	As of December 31,
	2022	2023
	RMB	RMB
Short- term loans
Short-term bank borrowings	1,016,071	1,115,721

Short-term bank borrowings

The Group entered into one-year credit facilities with several Chinese commercial banks that provide revolving line of credit for the Group. Under such credit facilities, the Group can borrow up to RMB3,329,012 and RMB3,715,846 for the years ended December 31, 2022 and 2023, respectively, which can only be used to maintain daily operation.

As of December 31, 2022, the Group had drawn short-term bank borrowings from the credit facilities in the amount of RMB1,016,071. Credit facilities in the amounts of RMB8,664 and RMB400,873 were used to issue the letters of guarantee with an aggregate amount of RMB17,342 and notes payable with an aggregate amount of RMB487,837, respectively. As such, RMB1,903,404 of the credit facilities was available for future borrowing at the end of 2022. The credit facilities expired during 2023.

As of December 31, 2023, the Group had drawn short-term bank borrowings from the credit facilities in the amount of RMB1,115,721. Credit facilities in the amounts of RMB107,196 and RMB183,245 were used to issue the letters of guarantee with an aggregate amount of RMB127,773 and notes payable with an aggregate amount of RMB506,629, respectively. As such, RMB2,309,684 of the credit facilities was available for future borrowing at the end of 2023. The credit facilities will expire during 2024.